SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                 -----------------

                        DWS LifeCompass Protect 2017 Fund


The following information supplements and modifies disclosure relating to the Warranty Provider, the Financial Warranty Agreement and the Financial Warranty in the fund's prospectuses as follows:

Assignment  of Warranty Agreement

Effective June 30, 2009, pursuant to the terms of the Financial Warranty Agreement (the "Financial Warranty Agreement") by and among DWS Target Fund, on behalf of its series, DWS LifeCompass Protect 2017 Fund (the "Fund"), Deutsche Investment Management Americas Inc., the Fund's investment adviser, and Merrill Lynch Bank USA ("MLBUSA"), the Fund's financial warranty provider, MLBUSA has assigned all of its rights, interests, and obligations under the Financial Warranty Agreement to an affiliated entity, Main Place Funding, LLC ("Main Place"). Accordingly, effective as of June 30, 2009, Main Place replaces MLBUSA as the Fund's "Warranty Provider" (as said term is used in the Fund's prospectuses). As of such date, any references to "Warranty Provider" in the Fund's prospectuses shall mean Main Place and any and all references to MLBUSA are correspondingly deleted. Moreover, all information relating to the Warranty Provider is replaced and superceded by the information contained below.

Information Regarding the Warranty Provider and the Guarantor

Warranty Provider. As of June 30, 2009, the Warranty Provider is Main Place. In connection with the above-described assignment, Main Place has issued a stand-by letter of credit to the Fund, on which the Fund may draw up to $1 billion (the "Financial Warranty"), provided the terms and conditions of the Financial Warranty Agreement are satisfied.

Main Place is a limited liability company incorporated under the laws of the State of Delaware. Main Place is an operating subsidiary of Bank of America, N.A. and, as such, has all of the powers of Bank of America, N.A, other than the power to take deposits. Bank of America, N.A. is a wholly-owned subsidiary of Bank of America Corporation and is licensed



June 30, 2009                                             [DWS INVESTMENTS LOGO]
DLCPF-3604                                                   Deutsche Bank Group
as a national banking association by the Office of the Comptroller of the Currency ("OCC") pursuant to the National Bank Act and is regulated and examined by the OCC.

Bank of America, N.A.'s long-term unsecured senior debt obligations are currently rated Aa3 by Moody's Investors Service, Inc. ("Moody's") and A+ by each of Fitch Ratings, a division of Fitch, Inc. ("Fitch"), and Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), each a nationally recognized statistical rating organization. The Warranty Provider has not received ratings from any ratings organization.

Guarantor. In connection with the above-described assignment, Bank of America Corporation has provided an unconditional guarantee of Main Place's performance of its obligations under the Financial Warranty Agreement. Bank of America Corporation is organized as a Delaware corporation and operates as a bank holding company and financial services holding company regulated by the Board of Governors of the Federal Reserve System. Bank of America Corporation's guarantee is not an obligation of, or guaranteed by, Bank of America, N.A. or any other bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Bank of America Corporation's long-term unsecured senior debt obligations are currently rated A2 by Moody's, A+ by Fitch, and A by S&P.

Additional  Information  Regarding the Warranty  Provider and the Guarantor

Main Place, Bank of America Corporation, and Bank of America, N.A have not participated in the organization of the Fund and make no representations regarding the advisability of investing in the Fund. Main Place's address is c/o Bank of America Merrill Lynch - Global Equity Linked Products, Bank of America Tower, One Bryant Park, New York, NY 10036.

The head offices of Bank of America Corporation and Bank of America, N.A. are located at 100 North Tryon Street, Charlotte, North Carolina 28255.

For copies of Main Place's and Bank of America Corporation's most recent audited and unaudited financial statements, please contact the Fund at (800) 621-1048.



               Please Retain This Supplement for Future Reference.





June 30, 2009
DLCPF-3604                               2

Supplement to the currently effective Statements of Additional Information for the listed fund:

DWS LifeCompass Protect 2017 Fund
--------------------------------------------------------------------------------

The following information supplements and modifies disclosure relating to the Warranty Provider, the Financial Warranty Agreement and the Financial Warranty in the fund's Statements of Additional Information as follows:

Assignment of Warranty Agreement

Effective June 30, 2009, pursuant to the terms of the Financial Warranty Agreement (the "Financial Warranty Agreement") by and among DWS Target Fund, on behalf of its series, DWS LifeCompass Protect 2017 Fund (the "Fund"), Deutsche Investment Management Americas Inc., the Fund's investment adviser, and Merrill Lynch Bank USA ("MLBUSA"), the Fund's financial warranty provider, MLBUSA has assigned all of its rights, interests, and obligations under the Financial Warranty Agreement to an affiliated entity, Main Place Funding, LLC ("Main Place"). Accordingly, effective as of June 30, 2009, Main Place replaces MLBUSA as the Fund's "Warranty Provider" (as said term is used in the Fund's statements of additional information ("SAIs")). As of such date, any references to "Warranty Provider" in the Fund's SAIs shall mean Main Place and any and all references to MLBUSA are correspondingly deleted. Moreover, all information relating to the Warranty Provider is replaced and superceded by the information contained below.

Information Regarding the Warranty Provider and the Guarantor

Warranty Provider. As of June 30, 2009, the Warranty Provider is Main Place. In connection with the above-described assignment, Main Place has issued a stand-by letter of credit to the Fund, on which the Fund may draw up to $1 billion (the "Financial Warranty"), provided the terms and conditions of the Financial Warranty Agreement are satisfied.

Main Place is a limited liability company incorporated under the laws of the State of Delaware. Main Place is an operating subsidiary of Bank of America, N.A. and, as such, has all of the powers of Bank of America, N.A, other than the power to take deposits. Bank of America, N.A. is a wholly-owned subsidiary of Bank of America Corporation and is licensed as a national banking association by the Office of the Comptroller of the Currency ("OCC") pursuant to the National Bank Act and is regulated and examined by the OCC.

Bank of America, N.A.'s long-term unsecured senior debt obligations are currently rated Aa3 by Moody's Investors Service, Inc. ("Moody's") and A+ by each of Fitch Ratings, a division of Fitch, Inc. ("Fitch"), and Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), each a nationally recognized statistical rating organization. The Warranty Provider has not received ratings from any ratings organization.

Guarantor. In connection with the above-described assignment, Bank of America Corporation has provided an unconditional guarantee of Main Place's performance of its obligations under the Financial Warranty Agreement. Bank of America Corporation is organized as a Delaware corporation and operates as a bank holding company and financial services holding company regulated by the Board of Governors of the Federal Reserve System. Bank of America Corporation's guarantee is not an obligation of, or guaranteed by, Bank of America, N.A. or any other bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Bank of America Corporation's long-term unsecured senior debt obligations are currently rated A2 by Moody's, A+ by Fitch, and A by S&P.

Additional Information Regarding the Warranty Provider and the Guarantor

Main Place, Bank of America Corporation, and Bank of America, N.A have not participated in the organization of the Fund and make no representations regarding the advisability of investing in the Fund.

Main Place's address is c/o Bank of America Merrill Lynch - Global Equity Linked Products, Bank of America Tower, One Bryant Park, New York, NY 10036.

The head offices of Bank of America Corporation and Bank of America, N.A. are located at 100 North Tryon Street, Charlotte, North Carolina 28255.

For copies of Main Place's and Bank of America Corporation's most recent audited and unaudited financial statements, please contact the Fund at (800) 621-1048.



              Please Retain This Supplement for Future Reference.



June 30, 2009